General (Details) - Schedule of estimated fair values of the assets acquired and liabilities - USD ($) $ in Thousands	Sep. 27, 2019	Mar. 07, 2018	Dec. 27, 2017
Cálculo [Member]
General (Details) - Schedule of estimated fair values of the assets acquired and liabilities [Line Items]
Net assets (Liabilities)	$ 4,101
Intangible assets	1,037
Goodwill	622
Net assets acquired	$ 5,760
Adaptik Corporation [Member]
General (Details) - Schedule of estimated fair values of the assets acquired and liabilities [Line Items]
Net assets (Liabilities)		$ (2,697)
Intangible assets		12,936
Deferred taxes		(3,528)
Goodwill		11,468
Net assets acquired		$ 18,179
KnowledgePrice [Member]
General (Details) - Schedule of estimated fair values of the assets acquired and liabilities [Line Items]
Net assets (Liabilities)			$ 780
Intangible assets			2,417
Deferred taxes			(363)
Goodwill			3,195
Net assets acquired			$ 6,029